Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Gain on disposals of assets held for sale	₩ 841	₩ 37,461	₩ 27,171
Gain on disposals of investment in subsidiaries, associates and joint ventures	88,836	27,836	45,241
Gain on disposals of property, plant and equipment	15,548	49,367	53,139
Gain on disposals of investment property	10	1,087	12,232
Gain on disposals of intangible assets	815	1,896	117,139
Subsidies income	4,095	4,042	1,932
Gain on valuation of firm commitment	107,511	60,201	39,028
Gain on valuation of emission rights		25,440
Gain on disposals of emission rights	24,851	11,141
Reversal of other provisions	5,154	36,522	3,557
Premium income	25,253	3,326	14,034
Miscellaneous Income	111,701	189,610	200,793
Others	17,721	2,962	9,320
Other operating income	402,336	450,891	523,586
Other operating expenses
Impairment loss on assets held for sale	(5,030)	(38,328)	(50,829)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(14,632)	(6,539)	(5,226)
Loss on disposals of property, plant and equipment	(142,126)	(120,227)	(117,614)
Loss on disposals of intangible assets	(4,595)	(6,119)	(2,472)
Impairment loss on property, plant and equipment	(27,040)	(442,700)	(1,004,704)
Impairment loss on investment property		(32,642)	(51,461)
Impairment loss on intangible assets	(197,776)	(191,021)	(337,519)
Loss on valuation of firm commitment	(93,098)	(37,685)	(66,281)
Idle tangible asset expenses	(19,276)	(34,152)	(9,257)
Increase to provisions	(30,536)	(23,074)	(134,632)
Donations	(45,652)	(51,567)	(52,074)
Miscellaneous losses	(63,525)	(95,878)	(161,955)
Others	(2,288)	(10,032)	(20,438)
Other operating expenses	₩ (645,574)	₩ (1,089,965)	₩ (2,014,462)